Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Aug. 31, 2010
Debt Instrument [Line Items]
Less: current maturities	$ (1,812)		$ (1,186)
Long-term debt, net	10,440		10,496
United Airlines, Inc.
Debt Instrument [Line Items]
Long-term Debt, Gross	12,059		11,562
Less: unamortized debt discount	(152)		(225)
Less: current maturities	(1,812)		(1,186)
Long-term debt, net	10,038		10,087
6% senior convertible notes due 2029
Debt Instrument [Line Items]
Long-term Debt, Gross	345		345
Secured Debt | Notes payable, fixed interest rates of 4.00% to 12.00% (weighted average rate of 6.96% as of December 31, 2012), payable through 2024 | United Airlines, Inc.
Debt Instrument [Line Items]
Long-term Debt, Gross	5,943		5,088
Secured Debt | Notes payable, floating interest rates of LIBOR plus 0.20% to 5.46%, payable through 2022 | United Airlines, Inc.
Debt Instrument [Line Items]
Long-term Debt, Gross	1,668		2,156
Secured Debt | Amended credit facility, LIBOR plus 2.0%, due 2014 | United Airlines, Inc.
Debt Instrument [Line Items]
Long-term Debt, Gross	1,201		1,219
Secured Debt | 6.75% senior secured notes due 2015 | United Airlines, Inc.
Debt Instrument [Line Items]
Long-term Debt, Gross	800		800		800
Secured Debt | 9.875% senior secured notes and 12% second lien due 2013 | United Airlines, Inc.
Debt Instrument [Line Items]
Long-term Debt, Gross	600		650
Secured Debt | 12.75% senior secured notes due 2012 | United Airlines, Inc.
Debt Instrument [Line Items]
Long-term Debt, Gross			172
Unsecured Debt | UAL 4.5% Senior Limited-Subordination Convertible Notes Due 2021 | United Airlines, Inc.
Debt Instrument [Line Items]
Long-term Debt, Gross	156		156
Unsecured Debt | United Air Lines Six Percent Senior Notes Due Twenty Twenty Six to Twenty Twenty Eight | United Airlines, Inc.
Debt Instrument [Line Items]
Long-term Debt, Gross	652
Unsecured Debt | UAL 6% Senior Convertible Notes due 2031 | United Airlines, Inc.
Debt Instrument [Line Items]
Long-term Debt, Gross			652
Unsecured Debt | 6% convertible junior subordinated debentures due 2030 | United Airlines, Inc.
Debt Instrument [Line Items]
Long-term Debt, Gross	248		248
Unsecured Debt | United Air Lines 8% Senior Notes Due 2024 | United Airlines, Inc.
Debt Instrument [Line Items]
Long-term Debt, Gross	400
Unsecured Debt | 8% senior notes due 2026 | United Airlines, Inc.
Debt Instrument [Line Items]
Long-term Debt, Gross			125
Unsecured Debt | 4.5% convertible notes due 2015 | United Airlines, Inc.
Debt Instrument [Line Items]
Long-term Debt, Gross	230		230
Unsecured Debt | Other Debt | United Airlines, Inc.
Debt Instrument [Line Items]
Long-term Debt, Gross	161		66
Adjusted For Embedded Conversion Options | United Airlines, Inc.
Debt Instrument [Line Items]
Long-term debt, net	$ 10,095	[1]	$ 10,151	[1]

[1]	As further described below under "Convertible Debt Securities," there is a basis difference between UAL and United debt values, because we were required to apply different accounting methodologies. The United debt presented above does not agree to United's balance sheet by the amount of this adjustment.